Consolidated Statements of (Loss) Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 3,032	$ 3,423
Mine operating costs
Production costs	(1,794)	(1,889)
Depreciation and depletion	(983)	(990)
Mine operating cost	(2,777)	(2,879)
Earnings from mine operations	255	544
Exploration, evaluation and project costs	(86)	(62)
Share of net earnings related to associates and joint venture	83	189
Impairment of mining interests, net	(4,727)	(244)
Corporate administration	(131)	(158)
Restructuring costs		(4)
(Loss) earnings from operations, associates and joint venture	(4,606)	265
Gain on disposition of mining interest, net of transaction costs		42
Finance costs	(145)	(133)
Other (expense) income, net	(10)	19
(Loss) earnings before taxes	(4,761)	193
Income tax recovery	612	465
Net (loss) earnings	$ (4,149)	$ 658
Net (loss) earnings per share
Basic	$ (4.77)	$ 0.76
Diluted	$ (4.77)	$ 0.76